Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
Spyglass Growth Fund (the “Fund”),
a series of Manager Directed Portfolios

Supplement dated June 10, 2026
to the Prospectus and Statement of Additional Information (“SAI”),
each dated April 30, 2026

Effective immediately, the address of Spyglass Capital Management LLC, the Fund’s investment adviser, has changed to:

Spyglass Capital Management LLC
100 Drakes Landing Road
Suite 190
Greenbrae, California 94904

All references in the Fund’s Prospectus and SAI to the adviser’s former address are revised to reflect the new address.

Please retain this Supplement with your Prospectus and SAI for future reference.